Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 449,707,500.00
Previously Paid Amount	0.00
Total Fee Amount	68,850.22
Total Offset Amount	0.00
Net Fee	68,850.22
Narrative - Max Aggregate Offering Price	$ 449,707,500.00
Final Prospectus	true